Consolidated statement of profit or loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Diluted	$ (0.28)	$ (0.24)	$ (0.34)